CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
REVENUES
Utilities		$ 9,254	$ 9,758	$ 9,309
Energy-related businesses		977	1,277	1,248
Total revenues		10,231	11,035	10,557
Utilities [Abstract]
Cost of natural gas		(1,134)	(1,758)	(1,646)
Cost of electric fuel and purchased power		(2,136)	(2,281)	(1,932)
Energy-related businesses [Abstract]
Cost of natural gas, electric fuel and purchased power		(335)	(552)	(435)
Other cost of sales		(148)	(163)	(178)
Sempra Global And Parent [Abstract]
Operation and maintenance		2,895	2,935	2,995
Depreciation and amortization		(1,250)	(1,156)	(1,113)
Plant closure adjustment (loss)		26	(6)	(200)
Franchise fees and other taxes		(423)	(408)	(374)
Gains on sale of equity interests and assets		70	62	114
Equity earnings (losses) before income tax [Abstract]
Equity earnings, before income tax		104	81	31
Other income (expense), net		126	137	140
Interest income		29	22	20
Interest expense		(561)	(554)	(559)
Income before income taxes and equity earnings of certain unconsolidated subsidiaries		1,704	1,524	1,430
Income tax (expense) benefit		(341)	(300)	(366)
Equity earnings, net of income tax		85	38	24
Net income		1,448	1,262	1,088
Earnings attributable to noncontrolling interest		(98)	(100)	(79)
Call premium on preferred stock of subsidiary		0	0	(3)
Preferred dividends of subsidiaries		(1)	(1)	(5)
Earnings		$ 1,349	$ 1,161	$ 1,001
Basic earnings per common share:
Basic earnings per common share		$ 5.43	$ 4.72	$ 4.1
Basic earnings per common share, weighted-average number of shares outstanding (thousands)	[1]	248,249	245,891	243,863
Diluted earnings per common share:
Diluted earnings per common share		$ 5.37	$ 4.63	$ 4.01
Diluted earnings per common share, weighted-average number of shares outstanding (thousands)		250,923	250,655	249,332
San Diego Gas and Electric Company [Member]
Utility operating revenues
Electric		$ 3,719	$ 3,785	$ 3,537
Natural gas		500	544	529
Total utility operating revenues		4,219	4,329	4,066
Utility operating expenses
Utility cost of natural gas		153	208	204
Utility cost of electric fuel and purchased power		1,151	1,309	1,019
Utility operation and maintenance		1,017	1,076	1,157
Utility depreciation and amortization		604	530	494
Utility franchise fees and other taxes		262	241	210
Utility plant closure (adjustment) loss		(26)	6	200
Total utility operating expenses		3,161	3,370	3,284
Utility operating income		1,058	959	782
Equity earnings (losses) before income tax [Abstract]
Other income (expense), net		36	40	40
Interest income		0	0	1
Interest expense		(204)	(202)	(197)
Income before income taxes and equity earnings of certain unconsolidated subsidiaries		890	797	626
Income tax (expense) benefit		(284)	(270)	(191)
Net income		606	527	435
Earnings attributable to noncontrolling interest		(19)	(20)	(24)
Earnings		587	507	411
Call premium on preferred stock		0	0	(3)
Preferred dividend requirements		0	0	(4)
Earnings attributable to common shares		587	507	404
Southern California Gas Company [Member]
Utility operating revenues
Total utility operating revenues		3,489	3,855	3,736
Utility operating expenses
Utility cost of natural gas		921	1,449	1,362
Utility operation and maintenance		1,370	1,321	1,324
Utility depreciation and amortization		461	431	383
Utility franchise fees and other taxes		129	133	128
Total utility operating expenses		2,881	3,334	3,197
Utility operating income		608	521	539
Equity earnings (losses) before income tax [Abstract]
Other income (expense), net		30	20	11
Interest income		4	0	0
Interest expense		(84)	(69)	(69)
Income before income taxes and equity earnings of certain unconsolidated subsidiaries		558	472	481
Income tax (expense) benefit		(138)	(139)	(116)
Net income		420	333	365
Earnings		420	333	365
Preferred dividend requirements		(1)	(1)	(1)
Earnings attributable to common shares		$ 419	$ 332	$ 364

[1]	Includes fully vested restricted stock units held in our Deferred Compensation Plan of 491 in 2015, 212 in 2014 and none in 2013. These fully vested restricted stock units are included in weighted-average common shares outstanding for basic EPS because there are no conditions under which the corresponding shares will not be issued.